Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information	Segment information
We have one reportable segment as our chief operating decision maker (“CODM”), being our Board of Directors, measures performance based on our overall return to shareholders based on consolidated net income as reported in our Consolidated Statements of Operations. The CODM does not review a measure of operating result at a lower level than the consolidated group. The measure of segment assets is reported on the Consolidated Balance Sheets as total consolidated assets. The CODM reviews quarterly variances of consolidated net income and total consolidated assets, short-term and long-term market trends and cash flow forecasts in making resource allocation decisions.

Segment revenue, profit and significant segment expenses are as follows:

	Year ended	Year ended	Year ended
(in millions of $ )	December 31, 2025	December 31, 2024	December 31, 2023
Total operating revenues	131.9	123.6	36.7
Less:
Crew costs	(15.6)	(14.0)	(4.9)
Other vessel operating expenses(1)	(12.4)	(9.8)	(3.7)
Voyage expenses and commissions	(1.6)	(1.6)	(0.6)
General and administrative expenses(2)	(4.9)	(5.0)	(3.8)
Depreciation	(29.2)	(26.5)	(9.1)
Income/(Loss) from equity method investment	—	—	—
Interest income	1.0	1.0	0.8
Interest expense, net of amounts capitalized	(51.4)	(46.6)	(13.6)
Other financial income (expenses), net	(0.1)	—	(0.3)
Income tax (expenses)	—	—	—
Segment and consolidated net income (loss)	17.7	21.1	1.5

(1) Other vessel operating expenses include repairs and maintenance, spares, stores and consumables, lubricating oil, vessel insurance, services and subscriptions, and vessel management fees.

(2) General and administrative expenses include directors and officers insurance, management fees, audit and accounting fees, administrative salaries, directors’ fees, legal fees, listing fees, share based compensation costs, and other administrative expenses.

Revenues from each of the following customers accounted for over 10% of our consolidated revenues:

	Year ended		Year ended		Year ended
(in millions of $)	December 31, 2025		December 31, 2024		December 31, 2023
Major commodity trading company	75.5	57%	64.6	52%	14.9	41%
Commodity and energy transition company	22.3	17%	24.0	19%	13.1	35%
Multi-modal transport company	22.8	17%	28.4	23%	8.7	24%

Our vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific geographical locations.